Consolidated Statements of Operations (Restated) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Revenues
Oil, natural gas, and related product sales	$ 3,728	$ 3,682
Derivative losses	(269)	(218)
Drilling revenue, net	0	2,746
Other revenue	163	298
Total revenues	3,622	6,508
Expenses
Loss on turn-key contracts	1,468
Lease operating	1,147	1,291
Depreciation, depletion and amortization	704	660
Accretion of discount on asset retirement obligations	45	38
General and administrative	3,661	2,728
Total expenses	7,025	4,717
Operating income (loss)	(3,403)	1,791
Interest income		2
Interest expense	(709)	(713)
Other income (expense)	59	(44)
Total other expense, net	(650)	(755)
Net income (loss)	$ (4,053)	$ 1,036
Net income (loss) per basic common share (in Dollars per share)	$ (0.18)	$ 0.05
Weighted average basic common shares outstanding (in Shares)	22,527,107	22,091,003	[1]
Net income (loss) per diluted common share (in Dollars per share)	$ (0.18)	$ 0.05
Weighted average diluted common shares outstanding (in Shares)	22,527,107	22,166,003	[1]

[1]	Balance includes equivalent Series F preferred stock, which contains the equivalent rights of common stock and was converted to common stock during the year ended December 31, 2013.